Non-controlling interests	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Non-controlling interests
30.	Non-controlling interests
As at 31 December 2023 and 2022, material non-controlling interests relate to Ambev, a Brazilian listed subsidiary in which AB InBev has 61.76% ownership, and Budweiser APAC, an Asia Pacific listed subsidiary in which AB InBev has 87.22% ownership. The tables below provide summarized information derived from the consolidated financial statements of Ambev and Budweiser APAC as of 31 December 2023, 2022 and 2021, in accordance with IFRS.

Summarized financial information of Ambev and Budweiser APAC, in which the company has material non-controlling interests, is as follows:

	Ambev		Budweiser APAC
Million US dollar	31 December 2023	31 December 2022	31 December 2023	31 December 2022

Summarized statement of financial position information
Current assets	7 552	7 248	4 259	3 606
Non-current assets	19 846	19 193	11 975	12 390
Current liabilities	8 470	7 770	4 649	4 414
Non-current liabilities	2 374	2 700	735	748
Equity attributable to equity holders	16 312	15 707	10 785	10 765
Non-controlling interests	242	263	65	69

	Ambev			Budweiser APAC
Million US dollar	2023	2022	2021	2023	2022	2021

Summarized income statement and other comprehensive income information
Revenue	15 920	15 434	13 570	6 856	6 478	6 788
Net income	2 987	2 883	2 444	880	949	981

Attributable to:
Equity holders	2 895	2 800	2 360	852	913	950
Non-controlling interests	92	84	84	28	36	31

Net income	2 987	2 883	2 444	880	949	981
Other comprehensive income	(1 909)	(1 300)	629	(286)	(812)	(289)
Total comprehensive income	1 078	1 584	3 074	594	137	692

Attributable to:
Equity holders	1 011	1 517	2 970	567	105	660
Non-controlling interests	67	67	104	27	32	32

Summarized cash flow information
Cash flow from operating activities	4 934	3 997	4 266	1 811	1 577	1 903
Cash flow from investing activities	(1 151)	(969)	(1 441)	(447)	(440)	(731)
Cash flow from financing activities	(3 218)	(3 164)	(2 988)	(621)	(500)	(464)
Net increase/(decrease) in cash and cash equivalents	565	(136)	(163)	743	637	708
Dividends paid by Ambev and its subsidiaries to non-controlling interests (i.e., to entities outside the AB InBev Group) amounted to 1.0 billion US dollar, 1.0 billion US dollar and 0.8 billion US dollar for 2023, 2022 and 2021, respectively. In 2023, Budweiser APAC and its subsidiaries paid a final dividend related to the financial year 2022 to non-controlling interests amounting to 94m US dollar (2022: 83m US dollar; 2021: 67m US dollar).
Other non-controlling interests not deemed individually material by the company mainly related to the company’s operations in Africa in association with the Castel Group (e.g., Botswana, Ghana, Mozambique, Nigeria, Tanzania, Uganda and Zambia), as well as non-controlling interests in US-based metal container operations from Apollo Global Management, Inc. (“Apollo”) and non-controlling interests recognized in respect of the company’s subsidiaries in Colombia, Ecuador and Peru.